Summary of significant accounting policies (Details)	6 Months Ended
Mar. 31, 2025
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipmment useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Over shorter of the lease term and the remining useful life